Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Miscellaneous Noncurrent Liabilities [Abstract]
Summary of Other Long-Term Liabilities

	December 31,	December 31,
	2020	2019
Royalty payment obligations (a)	$3,355	$3,148
License acquisition payment obligation (b)	—	1,302
Other employee benefit liabilities	1,557	2,554
	$4,912	$7,004
Less:
Current portion of royalty payment obligations (note 13)	(3,248)	(3,043)
Current portion of license acquisition payment obligation (note 13)	—	(1,302)
Current portion of other employee benefit liabilities (note 13)	(1,351)	(2,374)
	$313	$285